UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21515
                                      ----------------------------------------

                   TS&W/Claymore Tax-Advantaged Balanced Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------
Date of reporting period: March 31, 2009
                          ---------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

                                                                                                     OPTIONAL
    PRINCIPAL AMOUNT                                                                           CALL PROVISIONS             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM MUNICIPAL BONDS -- 109.4%
                        ARIZONA -- 5.5%
         $ 3,000,000    Glendale Western Loop 101, Public Facilities Corp.
                        Third Lien Excise Tax Revenue, Series A, AA, A2
                        7.00%, 7/1/2033                                                           1/1/14 @ 100    $    3,156,120
           4,500,000    Maricopa County Pollution Control Corp., Pollution Control Revenue
                        Refunding Public Service Co-A-RMK, BB+, Baa3
                        5.75%, 11/1/2022                                                          5/1/09 @ 100         3,498,570
                                                                                                                  --------------
                                                                                                                       6,654,690
                                                                                                                  --------------
                        CALIFORNIA -- 10.2%
           4,810,000    Alhambra Certificates of Participation
                        Police Facilities 91-1-RMK, AMBAC Insured, A, Baa1
                        6.75%, 9/1/2023                                                                    N/A         5,540,735
           2,500,000    Corona-Norca California Unified School District
                        School Improvements, ASSURED, Election 2006 - Series B, AAA, Aa2
                        5.375%, 2/1/2034                                                          8/1/18 @ 100         2,443,850
           2,100,000    California Statewide Communities Development Authority Revenue
                        Wildwood Elementary School, NR, NR
                        7.00%, 11/1/2029                                                         11/1/09 @ 102         1,570,233
           5,000,000    Golden State Tobacco Securitization Corporation
                        Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, BBB, Baa3
                        5.75%, 6/1/2047                                                           6/1/17 @ 100         2,796,450
                                                                                                                  --------------
                                                                                                                      12,351,268
                                                                                                                  --------------
                        DISTRICT OF COLUMBIA -- 0.9%
           1,000,000    District of Columbia Water & Sewer Authority
                        Public Utility Revenue, Series A, AA, Aa3
                        6.00%, 10/1/2035                                                         10/1/18 @ 100         1,057,840
                                                                                                                  --------------

                        ILLINOIS -- 3.3%
           5,000,000    Illinois Finance Authority Revenue
                        OSF Healthcare System, Series 2007A, A, A2
                        5.75%, 11/15/2037                                                       11/15/17 @ 100         4,043,950
                                                                                                                  --------------

                        MASSACHUSETTS -- 1.0%
           1,820,000    Massachusetts Development Finance Agency Revenue
                        Evergreen Center, BBB-, NR
                        5.50%, 1/1/2035                                                            1/1/15@ 100         1,198,306
                                                                                                                  --------------

                        MICHIGAN -- 4.6%
           5,000,000    City of Detroit
                        Water Supply System Revenue, Rols RR II R 11448, BHAC/FGIC Insured,
                        AAA, NR (Underlying Obligor: City of Detroit Water Supply System) (a)
                        10.30%, 7/1/2026                                                          7/1/18 @ 100         5,587,100
                                                                                                                  --------------

                        MISSOURI -- 4.5%
           4,690,000    Cole County Industrial Development Authority
                        Senior Living Facilities Revenue
                        Lutheran Senior Services Heisinger Project, NR, NR (b)
                        5.50%, 2/1/2035                                                           2/1/14 @ 100         3,369,765
           3,000,000    Missouri State Health & Educational Facilities Authority Revenue
                        Senior Living Facilities Revenue
                        Lutheran Senior, Series A, NR, NR (b)
                        5.375%, 2/1/2035                                                          2/1/15 @ 100         2,110,320
                                                                                                                  --------------
                                                                                                                       5,480,085
                                                                                                                  --------------
                        NEVADA -- 0.9%
           1,000,000    Clark County Highway Improvement Revenue
                        Refunding - Motor Fuel Vehicle, BHAC/AMBAC Insured, AAA, Aaa
                        5.00%, 7/1/2024                                                           7/1/17 @ 100         1,036,170
                                                                                                                  --------------

                        NEW YORK -- 32.5%
           5,000,000    City of New York NY
                        Public Improvements - Series H-1, AA, Aa3
                        5.00%, 3/1/2016                                                                    N/A         5,330,450
           3,000,000    Long Island Power Authority Revenue
                        Electrical Light and Power Improvements, Series A,  A-, A3
                        6.25%, 4/1/2033                                                           4/1/19 @ 100         3,174,390
           5,000,000    Metropolitan Transportation Authority Revenue
                        Transportation - Series 2008C, A, A2
                        6.50%, 11/15/2028                                                       11/15/18 @ 100         5,348,100
           5,000,000    New York City Municipal Water Finance Authority
                        Water and Sewer Revenue, Series FF-2,  AA+, Aa3
                        5.50%, 6/15/2040                                                         6/15/19 @ 100         5,135,150
                        New York State Dormitory Authority Income Tax Revenue
                        PIT Education - Series A,  AAA, NR
          10,000,000    5.00%, 3/15/2028                                                         3/15/19 @ 100        10,038,700
           2,000,000    5.00%, 3/15/2038                                                         3/15/19 @ 100         1,934,620
           5,000,000    New York State Dormitory Authority Income Tax Revenue
                        PIT Education - Series B,  AAA, NR
                        5.75%, 3/15/2036                                                         3/15/19 @ 100         5,267,100
           1,000,000    New York State Dormitory Authority Revenue
                        The Bronx-Lebanon Hospital Center,  NR, Aa2
                        6.50%, 8/15/2030                                                         2/15/19 @ 100         1,023,290
           2,220,000    New York State Dormitory Authority Revenue
                        School Districts Financing Program, ASSURED, Series A, AAA, Aa2
                        5.625%, 10/1/2029                                                        10/1/19 @ 100         2,245,441
                                                                                                                  --------------
                                                                                                                      39,497,241
                                                                                                                  --------------
                        OHIO -- 3.2%
           2,760,000    Akron, Bath & Copley Joint Township Hospital District Revenue
                        Hospital Facilities-Summa Health Systems, Series A,
                        RADIAN Insured, NR, Baa1
                        5.50%, 11/15/2034                                                       11/15/14 @ 100         2,145,624
           2,900,000    Buckeye Tobacco Settlement Financing Authority
                        Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, BBB, Baa3
                        6.50%, 6/1/2047                                                           6/1/17 @ 100         1,701,459
                                                                                                                  --------------
                                                                                                                       3,847,083
                                                                                                                  --------------
                        PENNSYLVANIA -- 3.3%
           7,500,000    Allegheny County Hospital Development Authority Health System Revenue
                        West Penn, Series 2007A, BB, Ba3 (b)
                        5.375%, 11/15/2040                                                      11/15/17 @ 100         4,040,250
                                                                                                                  --------------

                        PUERTO RICO - 5.3%
           5,000,000    Puerto Rico Electric Power Authority
                        Power Revenue Bonds, Series WW, BBB+, A3 (b)
                        5.50%, 7/1/2038                                                           7/1/18 @ 100         4,162,300
           2,220,000    Puerto Rico Housing Finance Authority
                        Capital Fund Modernization Program Subordinate Bonds,
                        Series 2008, AA-, NR (b)
                        5.125%, 12/1/2027                                                        12/1/18 @ 100         2,220,688
                                                                                                                  --------------
                                                                                                                       6,382,988
                                                                                                                  --------------
                        RHODE ISLAND -- 4.7%
           5,000,000    Rhode Island Health & Educational Building Corp. Revenue
                        Hospital Financing Lifespan Obligation, ASSURED, Series A, AAA, Aa2
                        7.00%, 5/15/2039                                                         5/15/19 @ 100         5,263,900
             500,000    Rhode Island State Health & Educational Building Corporation Revenue
                        Hospital Financing Lifespan, A-, A3
                        6.375%, 8/15/2021                                                        8/15/12 @ 100           505,150
                                                                                                                  --------------
                                                                                                                       5,769,050
                                                                                                                  --------------
                        TEXAS -- 22.4%
           7,000,000    Frisco Texas Independent School District
                        School Improvements, Series 3373, PSF Guaranteed,
                        Series A, NR, Aaa (c)
                        6.00%, 8/15/2038                                                         8/15/18 @ 100         7,534,520
           6,700,000    Forney Independent School District
                        Unlimited Tax School Building Bonds, Series A, PSF Guaranteed, AAA, NR
                        6.00%, 8/15/2037                                                         8/15/18 @ 100         7,216,771
           7,000,000    North Texas Tollway Authority Revenue
                        Refunding-System-First Tier-Series K-1, ASSURED, AAA, Aa2
                        5.75%, 1/1/2038                                                           1/1/19 @ 100         7,151,200
           5,000,000    North Texas Tollway Authority Revenue
                        Rols RR II R-11392-1, BHAC Insured, NR, Aaa
                        (Underlying Obligor: North Texas Tollway Authority) (a)
                        10.30%, 1/1/2040                                                          1/1/18 @ 100         5,353,400
                                                                                                                  --------------
                                                                                                                      27,255,891
                                                                                                                  --------------
                        WASHINGTON -- 4.5%
           4,930,000    Port of Seattle Passenger Facilities Charge Revenue
                        Port Seattle-Passenger, Series A, BHAC/MBIA Insured, AAA, Aaa
                        5.50%, 12/1/2019                                                                   N/A         5,474,814
                                                                                                                  --------------

                        WISCONSIN -- 2.6%
           3,350,000    Wisconsin State Health & Educational Facilities Authority Revenue
                        Aurora Health Care, Series A, BBB+, A3
                        5.60%, 2/15/2029                                                         2/15/21 @ 100         2,523,756
             750,000    Wisconsin State Health & Educational Facilities Authority Revenue
                        Blood Center Southeastern Project, A-, NR
                        5.75%, 6/1/2034                                                           6/1/14 @ 100           660,533
                                                                                                                  --------------
                                                                                                                       3,184,289
                                                                                                                  --------------
                        TOTAL LONG-TERM MUNICIPAL BONDS - 109.4%
                        (Cost $143,353,528)                                                                          132,861,015
                                                                                                                  --------------

NUMBER OF SHARES                                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------

                        COMMON STOCKS -- 62.4%
                        BEVERAGES -- 0.9%
              25,000    Diageo PLC, ADR (United Kingdom)                                                               1,118,750
                                                                                                                  --------------

                        CAPITAL MARKETS -- 0.5%
              27,500    Morgan Stanley                                                                                   626,175
                                                                                                                  --------------

                        CHEMICALS -- 0.6%
               8,000    Monsanto Co.                                                                                     664,800
                                                                                                                  --------------

                        COMMERCIAL BANKS -- 0.2%
              20,000    Wells Fargo & Co.                                                                                284,800
                                                                                                                  --------------

                        COMMERCIAL SERVICES & SUPPLIES -- 3.8%
             100,000    Pitney Bowes, Inc.                                                                             2,335,000
              87,500    Waste Management, Inc.                                                                         2,240,000
                                                                                                                  --------------
                                                                                                                       4,575,000
                                                                                                                  --------------
                        COMMUNICATIONS EQUIPMENT -- 3.7%
             135,000    Cisco Systems, Inc. (d)                                                                        2,263,950
             125,000    Corning, Inc.                                                                                  1,658,750
              20,000    Harris Corp.                                                                                     578,800
                                                                                                                  --------------
                                                                                                                       4,501,500
                                                                                                                  --------------
                        COMPUTERS & PERIPHERALS -- 0.8%
              10,000    IBM Corp.                                                                                        968,900
                                                                                                                  --------------

                        DIVERSIFIED FINANCIAL SERVICES -- 1.8%
              80,000    JPMorgan Chase & Co.                                                                           2,126,400
                                                                                                                  --------------

                        DIVERSIFIED TELECOMMUNICATION -- 6.0%
             115,000    AT&T, Inc.                                                                                     2,898,000
             115,000    Verizon Communications, Inc.                                                                   3,473,000
             112,500    Windstream Corp.                                                                                 906,750
                                                                                                                  --------------
                                                                                                                       7,277,750
                                                                                                                  --------------
                        ELECTRIC UTILITIES -- 2.1%
              70,000    Progress Energy, Inc.                                                                          2,538,200
                                                                                                                  --------------

                        FOOD PRODUCTS -- 1.9%
              70,000    H.J. Heinz Co.                                                                                 2,314,200
                                                                                                                  --------------

                        HOUSEHOLD PRODUCTS -- 2.5%
              50,000    Kimberly-Clark Corp.                                                                           2,305,500
              15,000    Procter & Gamble Co. (The)                                                                       706,350
                                                                                                                  --------------
                                                                                                                       3,011,850
                                                                                                                  --------------
                        INDUSTRIAL CONGLOMERATES -- 3.2%
              45,000    3M Co.                                                                                         2,237,400
             162,500    General Electric Co.                                                                           1,642,875
                                                                                                                  --------------
                                                                                                                       3,880,275
                                                                                                                  --------------
                        INSURANCE - 2.6%
              32,500    Chubb Corp.                                                                                    1,375,400
              10,000    PartnerRe Ltd. (Bermuda)                                                                         620,700
              55,000    Willis Group Holdings Ltd. (Bermuda)                                                           1,210,000
                                                                                                                  --------------
                                                                                                                       3,206,100
                                                                                                                  --------------
                        MACHINERY - 1.6%
              75,000    Cummins, Inc.                                                                                  1,908,750
                                                                                                                  --------------

                        MEDIA - 1.8%
              80,000    Comcast Corp. - Class A                                                                        1,091,200
              60,000    Walt Disney Co. (The)                                                                          1,089,600
                                                                                                                  --------------
                                                                                                                       2,180,800
                                                                                                                  --------------
                        MULTI-UTILITIES -- 4.6%
             237,500    Centerpoint Energy, Inc.                                                                       2,477,125
              67,500    DTE Energy Co.                                                                                 1,869,750
             110,000    TECO Energy, Inc.                                                                              1,226,500
                                                                                                                  --------------
                                                                                                                       5,573,375
                                                                                                                  --------------
                        OIL, GAS & CONSUMABLE FUELS -- 8.8%
              20,000    Anadarko Petroleum Corp.                                                                         777,800
              75,000    BP PLC, ADR (United Kingdom)                                                                   3,007,500
              40,000    Chevron Corp.                                                                                  2,689,600
              40,000    ConocoPhillips                                                                                 1,566,400
              60,719    Royal Dutch Shell PLC,  ADR (United Kingdom)                                                   2,647,956
                                                                                                                  --------------
                                                                                                                      10,689,256
                                                                                                                  --------------
                        PHARMACEUTICALS -- 8.7%
             105,000    Bristol-Myers Squibb Co.                                                                       2,301,600
              55,000    Eli Lilly & Co.                                                                                1,837,550
              40,000    Johnson & Johnson                                                                              2,104,000
              67,500    Merck & Co., Inc.                                                                              1,805,625
             185,000    Pfizer, Inc.                                                                                   2,519,700
                                                                                                                  --------------
                                                                                                                      10,568,475
                                                                                                                  --------------
                        REAL ESTATE INVESTMENT TRUSTS -- 1.3%
              52,500    Rayonier, Inc.                                                                                 1,586,550
                                                                                                                  --------------

                        SOFTWARE -- 1.9%
              40,000    Nintendo Co. Ltd., ADR (Japan)                                                                 1,460,000
              50,000    Oracle Corp.                                                                                     903,500
                                                                                                                  --------------
                                                                                                                       2,363,500
                                                                                                                  --------------
                        SPECIALTY RETAIL -- 1.0%
              68,000    Lowe's Cos., Inc.                                                                              1,241,000
                                                                                                                  --------------

                        TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
              22,500    VF Corp.                                                                                       1,284,975
                                                                                                                  --------------

                        TOBACCO -- 1.0%
              32,500    Philip Morris International, Inc.                                                              1,156,350
                                                                                                                  --------------


                        TOTAL COMMON STOCKS - 62.4%
                        (Cost $101,806,858)                                                                           75,647,731
                                                                                                                  --------------

                                                                                                     OPTIONAL
    PRINCIPAL AMOUNT                                                                           CALL PROVISIONS             VALUE
--------------------------------------------------------------------------------------------------------------------------------

                        CORPORATE BONDS -- 12.2%
                        AEROSPACE & DEFENSE -- 0.6%
           $ 700,000    L-3 Communications Corp., BB+, Ba3
                        7.625%, 6/15/2012                                                     6/15/09 @ 101.27           702,625
                                                                                                                  --------------

                        APPAREL -- 0.8%
           1,000,000    Phillips-Van Heusen Corp., BB+, Ba3
                        7.25%, 2/15/2011                                                      2/15/10 @ 100.00           962,500
                                                                                                                  --------------

                        AUTO MANUFACTURERS -- 0.3%
             476,000    Navistar International Corp., NR, NR
                        7.50%, 6/15/2011                                                      6/15/09 @ 101.88           423,640
                                                                                                                  --------------

                        AUTO PARTS & EQUIPMENT -- 0.4%
             600,000    Goodyear Tire & Rubber Co. (The), B+, B2
                        7.86%, 8/15/2011                                                                   N/A           492,000
                                                                                                                  --------------

                        BANKS -- 0.7%
             400,000    Capital One Financial Corp., BBB, Baa1
                        6.15%, 9/1/2016                                                                    N/A           253,201
             100,000    FCB/NC Capital Trust I, BB, A3
                        8.05%, 3/1/2028                                                        3/1/10 @ 103.22            75,154
             500,000    First Tennessee Bank NA, BBB+, A3
                        1.31%, 5/18/2009 (e)                                                               N/A           495,108
                                                                                                                  --------------
                                                                                                                         823,463
                                                                                                                  --------------
                        COMMERCIAL SERVICES -- 0.3%
             350,000    Rent-A-Center, Inc., B+, B2
                        7.50%, 5/1/2010                                                        5/1/09 @ 100.00           342,125
                                                                                                                  --------------

                        DIVERSIFIED FINANCIAL SERVICES -- 0.7%
             750,000    Citigroup, Inc., C, Ca
                        8.40%, 4/29/49 (f)                                                    4/30/18 @ 100.00           423,855
             633,000    General Motors Acceptance Corp. LLC, CCC, NR
                        6.875%, 9/15/2011 (g)                                                              N/A           449,822
                                                                                                                  --------------
                                                                                                                         873,677
                                                                                                                  --------------
                        ELECTRONICS -- 0.4%
             700,000    IMAX Corp. (Canada), CCC, Caa2
                        9.625%, 12/1/2010                                                     12/1/09 @ 100.00           540,750
                                                                                                                  --------------

                        FOOD -- 1.7%
           1,465,000    Dean Foods Co., B, B3
                        7.00%, 6/1/2016                                                                    N/A         1,391,750
             935,000    Smithfield Foods, Inc., B, B3
                        7.00%, 8/1/2011                                                                    N/A           719,950
                                                                                                                  --------------
                                                                                                                       2,111,700
                                                                                                                  --------------
                        FOREST PRODUCTS & PAPER -- 0.4%
             239,000    Boise Cascade LLC, B+, B2
                        7.125%, 10/15/2014                                                   10/15/09 @ 103.56            97,990
             500,000    Domtar Corp., BB-, Ba3
                        7.875%, 10/15/2011                                                                 N/A           405,000
                                                                                                                  --------------
                                                                                                                         502,990
                                                                                                                  --------------
                        HEALTH CARE -- 0.6%
             740,000    DaVita, Inc., B, B2
                        7.25%, 3/15/2015                                                      3/15/10 @ 103.63           711,325
                                                                                                                  --------------

                        INSURANCE -- 0.9%
             500,000    Odyssey Re Holdings Corp., BBB-,Baa3
                        7.65%, 11/1/2013                                                                   N/A           437,425
             900,000    Willis North America, Inc., BBB-, Baa3
                        6.20%, 3/28/17                                                                     N/A           630,833
                                                                                                                  --------------
                                                                                                                       1,068,258
                                                                                                                  --------------
                        IRON/STEEL -- 0.4%
             455,000    Allegheny Technologies, Inc., BBB-, Baa3
                        8.375%, 12/15/2011                                                                 N/A           442,953
                                                                                                                  --------------

                        MEDIA - 0.6%
             750,000    DirecTV Holdings LLC/DirecTV Financing Co., BB, Ba3
                        8.375%, 3/15/2013                                                     3/15/10 @ 101.40           758,437
                                                                                                                  --------------

                        METALS & MINING - 0.4%
             500,000    Freeport-McMoRan Copper & Gold, Inc., BBB-, Ba2
                        8.375%, 4/1/2017                                                       4/1/12 @ 104.19           467,500
                                                                                                                  --------------

                        OFFICE/BUSINESS EQUIPMENT -- 0.6%
           1,000,000    Xerox Capital Trust I, BB+, Baa3
                        8.00%, 2/1/2027                                                        2/1/10 @ 101.72           704,270
                                                                                                                  --------------

                        OIL, GAS & CONSUMABLE FUELS -- 0.4%
             500,000    Hess Corp., BBB-, Baa2
                        6.65%, 8/15/2011                                                                   N/A           510,032
                                                                                                                  --------------

                        RETAIL -- 0.9%
             700,000    Dillards, Inc., B+, B3
                        7.13%, 8/1/2018                                                                    N/A           245,000
             500,000    Macy's Retail Holdings, Inc., BBB-, Ba2
                        6.625%, 4/1/2011                                                                   N/A           429,579
             475,000    Pantry, Inc. (The), B-, Caa1
                        7.75%, 2/15/2014                                                      2/15/10 @ 102.58           370,500
                                                                                                                  --------------
                                                                                                                       1,045,079
                                                                                                                  --------------
                        TEXTILES -- 0.5%
             670,000    Mohawk Industries, Inc., BB+, Ba1
                        6.25%, 1/15/2011                                                                   N/A           601,346
                                                                                                                  --------------

                        TRANSPORTATION -- 0.6%
             850,000    Overseas Shipholding Group, Inc., BB, Ba1
                        8.75%, 12/1/2013                                                                   N/A           714,000
                                                                                                                  --------------

                        TOTAL CORPORATE BONDS -- 12.2%
                        (Cost $17,376,240)                                                                            14,798,670
                                                                                                                  --------------

NUMBER OF SHARES                                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------------------

                        PREFERRED STOCKS -- 5.4%
                        DIVERSIFIED FINANCIAL SERVICES -- 1.5%
              60,000    ABN Amro Capital Funding Trust VII, Series G, 6.08%, BB, A1                                      402,000
              50,000    Bank of America Corp., Series 3, 6.375%, NR, B3                                                  407,500
              56,000    Bank of America Corp., Series MER, 8.625%, BB-, B3                                               585,200
              31,650    Deutsche Bank Contingent Capital Trust II, 6.55%, A-, Aa3                                        352,898
                 134    GMAC Preferred Blocker, Inc., 7.00%, C, NR (g)                                                    26,679
                                                                                                                  --------------
                                                                                                                       1,774,277
                                                                                                                  --------------
                        INSURANCE -- 2.3%
              50,000    Aegon NV (Netherlands), 6.50%, BBB, Baa1                                                         340,000
              31,200    Allianz SE (Germany), 8.375%, A+, A3                                                             525,720
              25,000    Aspen Insurance Holdings, Ltd. (Bermuda), 7.40%, BBB-, Ba1 (e)                                   335,750
              33,200    ING Groep NV (Netherlands), 7.375%, BBB, A3                                                      309,756
              50,000    Metlife, Inc., Series B, 6.50%, BBB-, Baa1                                                       733,500
              48,600    Prudential PLC (United Kingdom), 6.50%, A-, Baa1                                                 598,266
                                                                                                                  --------------
                                                                                                                       2,842,992
                                                                                                                  --------------
                        REAL ESTATE INVESTMENT TRUSTS -- 1.6%
              19,000    Brandywine Realty Trust, Series C, 7.50%, NR, NR                                                 177,650
              11,000    Capital Automotive REIT, Series A, 7.50%, NR, B1                                                  22,688
              12,320    CBL & Associates Properties, Inc., Series C, 7.75%, NR, NR                                        78,232
              10,000    First Industrial Realty Trust, Inc., Series J, 7.25%, B, Ba1                                      72,500
               6,700    Health Care REIT, Inc., Series D, 7.875%, BB, Baa3                                               136,010
              13,000    Kimco Realty Corp., Series G, 7.75%, BBB-, Baa2                                                  177,450
              12,000    PS Business Parks, Inc., Series H, 7.00%, BB+, Baa3                                              192,120
              24,500    Public Storage, Inc., Series M, 6.625%, BBB, Baa1                                                430,955
              15,200    Regency Centers Corp., Series D, 7.25%, BBB-, Baa3                                               239,704
               3,432    Taubman Centers, Inc., Series G, 8.00%, NR, B1                                                    52,201
              20,100    Vornado Realty Trust, Series E, 7.00%, BBB-, Baa3                                                296,676
                                                                                                                  --------------
                                                                                                                       1,876,186
                                                                                                                  --------------
                        TOTAL PREFERRED STOCKS -- 5.4%
                        (Cost $14,749,126)                                                                             6,493,455
                                                                                                                  --------------

                        TOTAL LONG-TERM INVESTMENTS - 189.4%
                        (Cost $277,285,752)                                                                          229,800,871
                                                                                                                  --------------

PRINCIPAL AMOUNT        SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------------------------------------------------------
                        INDIANA -- 2.2%
           2,700,000    Indiana Finance Authority Revenue
                        Recreation Facility Improvements, Appropriation A-2, AA+, Aa3
                        6.00%, 2/1/2037 (h)                                                       2/1/19 @ 100         2,700,000
                        (Cost $2,700,000)                                                                         --------------

                        TOTAL INVESTMENTS -- 191.6%
                        (Cost $279,985,752)                                                                          232,500,871
                                                                                                                  --------------

                        FLOATING RATE NOTE OBLIGATIONS -- (2.9%)
          (3,500,000)   A note with an interest rate of 0.57% on March 31, 2009, and contractual maturity of collateral in 2016.
                        (Cost ($3,500,000))                                                                           (3,500,000)
                                                                                                                  --------------

                        TOTAL NET INVESTMENTS - 188.7%
                        (Cost $276,485,752)                                                                          229,000,871
                        Liabilities in excess of Other Assets - (-2.2%)                                               (2,616,131)
                        Preferred Shares, at Liquidation Value - (-86.5% of Net Assets
                        Applicable to Common Shareholders or -45.2% of Total Investments) (i)                       (105,000,000)
                                                                                                                  --------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                     $ 121,384,740
                                                                                                                  ==============


                 ADR    American Depositary Receipt
               AMBAC    Ambac Assurance Corporation
             ASSURED    Assured Guaranty Corp.
                BHAC    Berkshire Hathaway Assurance Corp.
                FGIC    Financial Guaranty Insurance Company
                 LLC    Limited Liability Corporation
                MBIA    MBIA Insurance Corporation
                 N/A    Not Applicable
                 PLC    Public Limited Company
                 PSF    Permanent School Fund (Texas)
              RADIAN    Radian Asset Assurance, Inc
                REIT    Real Estate Investment Trust

---------------------

               (a) Inverse floating rate investment. Interest rate shown is that in effect at March 31, 2009. See Note 2(f) in the "Notes to the Financial Statements" section of the December 31, 2008 Annual Report.

               (b) All or a portion of these securities have been physically segregated in connection with swap agreements.

               (c) Underlying security related to inverse floating rate investment entered into by the Fund.

               (d)  Non-income producing security

               (e) Floating or variable rate coupon. The rate shown is as of March 31, 2009.

               (f) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

               (g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to 0.40% of net assets applicable to common shares.

               (h) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of March 31, 2009.

               (i) On February 27 and March 10, 2009, the Fund announced the redemption of $5,000,000 and $10,000,000, respectively, of auction market preferred shares ("AMPS"). The amount shown reflects the defeasance of those AMPS pending redemption at March 31, 2009.

                    Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated. (unaudited)

                    All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

                                       COUNTRY ALLOCATION*
                        ------------------------------------------------
                        United States                             94.5%
                        United Kingdom                             3.2%
                        Bermuda                                    1.0%
                        Japan                                      0.6%
                        Netherlands                                0.3%
                        Canada                                     0.2%
                        Germany                                    0.2%
                        ------------------------------------------------
                      * Based on Total Long-Term Investments.
                        Subject to change daily.

 See previously submitted notes to the financial statements for the period ended December 31, 2008.

The Fund entered into interest rate swap agreements during the period ended March 31, 2009. Details of the swap agreements outstanding as of March 31, 2009 were as follows:


     INTEREST RATE SWAP AGREEMENTS

     COUNTERPARTY            TERMINATION     NOTIONAL AMOUNT     FIXED      FLOATING        UNREALIZED APPRECIATION/
                                    DATE               (000)     RATE         RATE                      DEPRECIATION
     ---------------------------------------------------------------------------------------------------------------
     JPMorgan Chase & Co.*     12/18/2038          $ 10,000     4.556%     30-Yr LIBOR        $         (2,622,442)
                                                                                              --------------------

                                                                                              $         (2,622,442)
                                                                                              ====================
     LIBOR - London Inter Bank Offering Rate

     * The Fund pays a fixed rate and receives a floating rate.

--------------------------------------------------------------------------------------------------------------------


In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).


Valuations at March 31, 2009
Description                                   Securities      Derivatives         Total
                                              ----------      -----------         -----
(value in $000s)
Assets:
Level 1                                      $      82,141    $         -     $      82,141
Level 2                                            150,360              -           150,360
Level 3                                                  -              -                 -
                                          -------------------------------------------------
Total                                        $     232,501    $         -     $     232,501
                                          =================================================

Liabilities:
Level 1                                      $           -    $         -     $           -
Level 2                                                  -          2,622             2,622
Level 3                                                  -              -                 -
                                          -------------------------------------------------
Total                                        $           -    $     2,622     $       2,622
                                          =================================================


Level 3 holdings                              Securities      Derivatives         Total
                                              ----------      -----------         -----
Beginning Balance at 12/31/08                $           -    $         -     $           -
Total Realized Gain/Loss                                 -              -                 -
Change in Unrealized Gain/Loss                           -              -                 -
Net Purchases and Sales                                  -              -                 -
Net Transfers In/Out                                     -              -                 -
                                          -------------------------------------------------
Ending Balance at 3/31/09                    $           -    $         -     $           -
                                          =================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund


By:       /s/ J. Thomas Futrell
          --------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date:     May 19, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ J. Thomas Futrell
          --------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date:     May 19, 2009



By:       /s/ Steven M. Hill
          --------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date:     May 19, 2009